TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of current trade and other accounts payables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of current trade and other accounts payables [Abstract]
Trade creditors	$ 1,460,832	$ 1,281,432
Other accounts payable	505,801	476,367
Total	$ 1,966,633	$ 1,757,799